Commitment and Contingencies (Tables)	12 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of capital commitments under non-cancelable agreements
Future payments	Capital commitments
October 2022 to September 2023	$323,086
October 2023 to September 2024	7,301,011
October 2024 to September 2025	-
October 2025 to September 2026	-
October 2026 to September 2027	-
Thereafter	-
Total	$7,624,098